Offsetting Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Summary of Financial Assets and Liabilities Offsetting, Enforceable Master Netting or Similar Arrangement
The following tables provide information on the impact of offsetting on the Bank’s Consolidated Statement of Financial Position, as well as the financial impact of netting for instruments that are subject to enforceable master netting arrangements or similar agreements, but do not qualify for offsetting in the Consolidated Statement of Financial Position, as well as available cash and financial instrument collateral.

As at October 31, 2020 ($ millions)
Types of financial assets	Gross amounts of recognized financial instruments	Gross amounts of recognized financial instruments offset in the consolidated statement of financial position		Net amounts of financial instruments presented in the consolidated statement of financial position	Related amounts not offset in the consolidated statement of financial position		Net amount (3)
					Impact of master netting arrangements or similar agreements (1)	Collateral (2)
Derivative financial instruments	$45,333	$(268)		$45,065	$(27,003)	$(5,328)	$12,734
Securities purchased under resale agreements and securities borrowed	141,861	(22,114	) (4)	119,747	(9,690)	(107,241)	2,816
Total	$187,194	$(22,382)		$164,812	$(36,693)	$(112,569)	$15,550

Types of financial liabilities
Derivative financial instruments	$42,515	$(268)		$42,247	$(27,003)	$(9,058)	$6,186
Obligations related to securities sold under repurchase agreements and securities lent	159,877	(22,114	) (4)	137,763	(9,690)	(122,440)	5,633
Total	$202,392	$ (22,382)		$180,010	$(36,693)	$(131,498)	$11,819

As at October 31, 2019 ($ millions)
Types of financial assets		Gross amounts of recognized financial instruments offset in the consolidated statement of financial position	Net amounts of financial instruments presented in the consolidated statement of financial position	Related amounts not offset in the consolidated statement of financial position
	Gross amounts of recognized financial instruments			Impact of master netting arrangements or similar agreements (1)	Collateral (2)	Net amount (3)
Derivative financial instruments	$38,448	$(329)	$38,119	$(21,395)	$(3,474)	$13,250
Securities purchased under resale agreements and securities borrowed	139,571	(8,393)	131,178	(8,709)	(120,199)	2,270
Total	$178,019	$(8,722)	$169,297	$(30,104)	$(123,673)	$15,520

Types of financial liabilities
Derivative financial instruments	$40,551	$(329)	$40,222	$(21,395)	$(8,986)	$9,841
Obligations related to securities sold under repurchase agreements and securities lent	132,476	(8,393)	124,083	(8,709)	(107,732)	7,642
Total	$173,027	$(8,722)	$164,305	$(30,104)	$(116,718)	$17,483

(1)
Amounts that are subject to master netting arrangements or similar agreements but were not offset in the Consolidated Statement of Financial Position because they did not meet the net settlement/simultaneous settlement criteria; or because the rights of set off are conditional upon the default of the counterparty only.

(2)
Cash and financial instrument collateral amounts received or pledged in relation to the total amounts of financial assets and financial liabilities, including those that were not offset in the Consolidated Statement of Financial Position. These amounts are disclosed at fair value and the rights of set off are conditional upon the default of the counterparty.

(3)	Not intended to represent the Bank’s actual exposure to credit risk, as a variety of credit mitigation strategies are employed in addition to offsetting and collateral arrangements.
(4)
Certain reverse repurchase and repurchase agreements have become eligible for netting in the current period with the same counterparty to be offset in normal course of business, as well as in the event of default, insolvency and bankruptcy.